                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6364

                     Van Kampen Ohio Quality Municipal Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/08


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Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


VAN KAMPEN OHIO QUALITY MUNICIPAL TRUST
PORTFOLIO OF INVESTMENTS | JANUARY 31, 2008 (UNAUDITED)

PAR
AMOUNT
(000)       DESCRIPTION                                          COUPON       MATURITY        VALUE
--------------------------------------------------------------------------------------------------------
            MUNICIPAL BONDS  184.8%
            OHIO  173.5%
$       400 Akron Bath Copley, OH Jt Twp
               Hosp Dist Rev Hosp Fac
               Summa Hosp Ser A ............................      5.375%      11/15/18    $      409,944
      1,720 Akron, OH Rev & Impt Var Purp
               (MBIA Insd) (a) .............................      5.250       12/01/18         1,868,230
      1,000 Akron, OH Rev & Impt Var Purp
               (MBIA Insd) .................................      5.250       12/01/19         1,086,180
      1,000 Athens Cnty, OH Hosp Fac Rev
               Impt O'Bleness Mem Rfdg Ser
               A ...........................................      7.125       11/15/33         1,041,830
      3,000 Buckeye, OH Tob Settlement Fin
               Auth Asset-Bkd Sr Turbo Ser
               A-2 .........................................      5.875       06/01/30         2,984,940
      4,000 Buckeye, OH Tob Settlement Fin
               Auth Asset-Bkd Sr Turbo Ser
               A-2 .........................................      5.875       06/01/47         3,863,080
        700 Centerville, OH Hlthcare Rev
               Bethany Lutheran Vlg Proj Ser
               A ...........................................      6.000       11/01/38           667,884
      1,510 Cleveland, OH Arpt Sys Rev Ser
               A (FSA Insd) ................................      5.000       01/01/31         1,523,182
        175 Cleveland, OH Arpt Sys Rev Ser
               A (FSA Insd) (Prerefunded @
               01/01/10) ...................................      5.000       01/01/31           185,430
        720 Cleveland-Cuyahoga Cnty, OH
               Port Auth Rev Dev Port
               Cleveland Bd Fd Ser A (LOC:
               Fifth Third Bank) ...........................      6.250       05/15/16           763,106
        715 Cleveland-Cuyahoga Cnty, OH
               Port Auth Rev Dev Port
               Cleveland Bd Fd Ser B
               (AMT) (a) ...................................      6.500       11/15/14           748,734

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
      1,000 Cleveland-Cuyahoga Cnty, OH
               Port Auth Rev Student Hsg
               Euclid Ave Fenn Proj (AMBAC
               Insd) .......................................      5.000       08/01/28         1,033,780
      3,145 Columbus, OH Tax Increment Fin
               Rev Easton Proj (AMBAC Insd)
               (Prerefunded @ 06/01/09) ....................      4.875       12/01/24         3,290,865
        395 Cuyahoga Cnty, OH Hlthcare &
               Indpt Living Fac Rev Eliza
               Jennings Sr Care Ser A ......................      5.750       05/15/27           375,969
      1,000 Cuyahoga Cnty, OH Hlthcare Fac
               Rev Mtg Menorah Pk Ctr
               Wiggins Proj ................................      6.800       02/15/35         1,015,570
      1,000 Cuyahoga Cnty, OH Hosp Fac
               Rev Canton Inc Proj .........................      7.500       01/01/30         1,081,560
      2,000 Dayton, OH Arpt Rev Rfdg Ser C
               (Radian Insd) (AMT) .........................      5.350       12/01/32         2,013,380
      3,000 Elyria, OH City Sch Dist
               Classroom Fac & Sch Impt
               (XLCA Insd) .................................      5.000       12/01/35         3,038,880
      1,500 Erie Cnty, OH Hosp Fac Rev
               Firelands Regl Med Ctr Proj A ...............      5.000       08/15/36         1,450,200
      2,500 Erie Cnty, OH Hosp Fac Rev
               Firelands Regl Med Ctr Ser A ................      5.625       08/15/32         2,555,925
      1,650 Field, OH Loc Sch Dist Sch Fac
               Constr & Impt (AMBAC Insd) ..................      5.000       12/01/32         1,692,141
        500 Finneytown, OH Loc Sch Dist
               (FGIC Insd) .................................      6.200       12/01/17           605,580
      1,285 Franklin Cnty, OH Hlthcare Fac
               Rev Impt OH Presbyterian Svc
               Ser A .......................................      5.125       07/01/35         1,202,477
      1,000 Franklin Cnty, OH Hlthcare Fac
               Rev OH Presbyterian Ser A
               (Prerefunded @ 07/01/11) ....................      7.125       07/01/29         1,154,370
      1,455 Gallia Cnty, OH Loc Sch Dist Sch
               Impt (FSA Insd) .............................      5.000       12/01/30         1,521,988
      2,555 Greene Cnty, OH Swr Sys Rev
               Govt Enterprise (AMBAC Insd)
               (Prerefunded @ 12/01/10) ....................      5.625       12/01/25         2,807,485

      2,145 Groveport, OH Inc Tax Rcpt
               (MBIA Insd) (a) .............................      5.000       12/01/20         2,287,321
      2,000 Hamilton Cnty, OH Hlthcare Rev
               Life Enriching Cmnty Proj Rfdg
               Ser A .......................................      5.000       01/01/37         1,843,760
      5,000 Hamilton Cnty, OH Sales Tax Sub
               Cap Apprec Ser B (AMBAC
               Insd) .......................................        *         12/01/23         2,366,700
      1,000 Hamilton Cnty, OH Swr Sys Rev
               Impt Metro Swr Dist Ser B
               (MBIA Insd) .................................      5.000       12/01/30         1,036,320
      1,000 Harrison, OH Wastewtr Sys &
               Impt Rfdg (FSA Insd) (a) ....................      5.250       11/01/20         1,100,490
      1,200 Heath, OH City Sch Dist Sch Impt
               Ser A (FGIC Insd) (Prerefunded
               @ 12/01/10) .................................      5.500       12/01/27         1,303,260
      2,000 Hilliard, OH Sch Dist Cap Apprec
               Sch Impt (FGIC Insd) ........................        *         12/01/18         1,274,880
      3,370 Jackson, OH Loc Sch Dist Star
               Constr & Impt (FGIC Insd)
               (Prerefunded @ 06/01/14) ....................      5.000       12/01/30         3,780,365
     10,000 Lakewood, OH City Sch Dist Sch
               Impt & Rfdg (FSA Insd) (b) ..................      4.500       12/01/31        10,407,198
      1,000 Lakota, OH Loc Sch Dist (AMBAC
               Insd) .......................................      7.000       12/01/09         1,086,030
      2,485 Little Miami, OH Loc Sch Dist Sch
               Impt (FSA Insd) (Prerefunded
               @ 12/01/16) (a) .............................      5.000       12/01/24         2,838,417
      1,250 London, OH City Sch Dist Sch
               Fac Constr & Impt (FGIC Insd)
               (Prerefunded @ 12/01/11) ....................      5.500       12/01/16         1,386,950
      1,000 Lorain Cnty, OH Hosp Rev
               Catholic Hlthcare Part Ser B
               (MBIA Insd) .................................      5.625       09/01/15         1,022,330
      2,000 Lorain Cnty, OH Hosp Rev
               Catholic Hlthcare Ser S .....................      5.375       10/01/30         2,039,480
      1,080 Lorain, OH Hosp Impt Rev
               Lakeland Cmnty Hosp Inc
               Proj (c) ....................................      6.500       11/15/12         1,135,847

      1,000 Lucas Cnty, OH Hlthcare Fac Rev
               Sunset Retirement Rfdg Ser A ................      6.375       08/15/15         1,056,260
        695 Marysville, OH Exmp Vlg Sch Dist
               Cap Apprec Sch Impt (AMBAC
               Insd) .......................................        *         12/01/16           495,424
      2,665 Medina Cnty, OH Lib Dist (FGIC
               Insd) (a) ...................................      5.250       12/01/20         2,923,025
      1,000 Miami Cnty, OH Hosp Fac Upper
               Vly Med Ctr Impt & Rfdg .....................      5.250       05/15/26         1,008,270
      1,000 Miami Univ, OH Gen Rcpt Rfdg
               (AMBAC Insd) ................................      5.000       12/01/22         1,046,960
      1,000 Middleburg Heights, OH
               Southwest Genl Hlth Ctr (FSA
               Insd) .......................................      5.625       08/15/15         1,035,740
      2,000 Montgomery Cnty, OH Hosp Rev
               Grandview Hosp & Med Ctr
               Rfdg (Prerefunded @
               12/01/09) ...................................      5.600       12/01/11         2,118,300
      2,000 Montgomery Cnty, OH Rev
               Catholic Hlth Initiatives Ser
               A (c) .......................................      6.000       12/01/26         2,133,620
      1,340 Norwood, OH Tax Increment Rev
               Fin Cornerstone at Norwood ..................      6.200       12/01/31         1,285,368
      1,500 Ohio Hsg Fin Agy Cap Fd Rev
               Ser A (FSA Insd) ............................      5.000       04/01/27         1,544,940
        230 Ohio Hsg Fin Agy Mtg Rev
               Residential Ser A (GNMA
               Collateralized) (AMT) .......................      5.250       09/01/30           236,877
      5,550 Ohio Hsg Fin Agy Single Family
               Mtg Rev (FGIC Insd) (c) .....................        *         01/15/15         4,386,831
      1,000 Ohio Hsg Fin Agy Single Family
               Mtg Rev (FGIC Insd)
               (Prerefunded @ 01/15/14) ....................        *         01/15/15           748,500
      5,850 Ohio Hsg Fin Agy Single Family
               Mtg Rev (FGIC Insd)
               (Prerefunded @ 07/15/14) ....................        *         01/15/15         4,527,841
      1,000 Ohio Muni Elec Generation Agy Jt
               Venture 5 Ctf Ben Int (MBIA
               Insd) .......................................        *         02/15/30           334,590

     11,000 Ohio St Air Quality Dev Auth Rev
               Coll Dayton Pwr & Lt Co Proj
               (FGIC Insd) (AMT) (b) .......................      4.800       09/01/36        10,612,773
        780 Ohio St Dept of Tran Ctf Part
               Panhandle Rail Line Proj (FSA
               Insd) .......................................      6.500       04/15/12           782,675
      1,300 Ohio St Higher Ed Fac Commn
               Higher Ed Fac Univ Dayton Proj
               (AMBAC Insd) (Prerefunded @
               12/01/10) ...................................      5.500       12/01/30         1,424,033
      1,400 Ohio St Higher Ed Fac Commn
               Higher Ed Fac Xavier Univ Proj
               (CIFG Insd) .................................      5.000       05/01/24         1,432,676
     10,000 Ohio St Higher Ed Fac Commn
               Rev Hosp Univ Hosp (AMBAC
               Insd) (b) ...................................      4.750       01/15/46         9,503,118
      2,000 Ohio St Higher Ed Fac Rev
               Otterbein College Proj (CIFG
               Insd) .......................................      5.000       12/01/35         1,998,360
     10,045 Ohio St Hsg Fin Agy Residential
               Mtg Rev Mtg Bkd Sec Ser L
               (GNMA Collateralized)
               (AMT) (b) ...................................      4.750       03/01/37         9,408,740
      2,000 Ohio St Univ Gen Rcpt Ser A ....................      5.000       12/01/26         2,099,200
      1,000 Ohio St Univ Gen Rcpt Ser A ....................      5.125       12/01/31         1,049,620
      1,300 Ohio St Wtr Dev Auth Rev Wtr
               Dev Fresh Wtr Impt
               (Prerefunded @ 06/01/12) ....................      5.375       12/01/21         1,446,211
      1,000 Painesville, OH Loc Sch Dist Sch
               Constr (MBIA Insd) ..........................      5.000       12/01/28         1,038,330
      1,895 Sugarcreek, OH Loc Sch Dist Sch
               Impt & Rfdg (MBIA Insd)
               (Prerefunded @ 12/01/13) ....................      5.250       12/01/27         2,150,503
      1,820 Summit Cnty, OH (a) ............................      5.250       12/01/22         1,962,743
      1,395 Summit Cnty, OH ................................      5.250       12/01/23         1,504,410
      1,000 Summit Cnty, OH Port Auth Bd
               Fd Pgm Dev Rev Work Force
               Policy Brd Ser F ............................      4.875       11/15/25           950,250

      1,850 Tipp City, OH Exmp Vlg Sch Dist
               Sch Fac Constr & Impt (FGIC
               Insd) (Prerefunded @
               06/01/11) (a) ...............................      5.500       12/01/15         2,028,987
      2,475 Toledo, OH City Sch Dist Sch Fac
               Impt Ser B (FGIC Insd) ......................      5.000       12/01/27         2,547,963
      1,805 Toledo, OH Sew Sys Rev
               (AMBAC Insd) ................................      5.000       11/15/28         1,850,432
      1,500 Toledo-Lucas Cnty, OH Port Auth
               Crocker Pk Pub Impt Proj ....................      5.375       12/01/35         1,463,925
        480 Toledo-Lucas Cnty, OH Port Auth
               Northwest OH Bd Fd Ser C
               (AMT) .......................................      5.125       11/15/25           456,562
      1,125 Toledo-Lucas Cnty, OH Port Auth
               Northwest OH Bd Fd Ser D
               (AMT) (a) ...................................      6.900       11/15/20         1,178,910
        500 Tuscarawas Cnty, OH Hosp Fac
               Rev Twin City Hosp Proj .....................      6.100       11/01/22           478,410
      1,000 University Cincinnati OH Gen Ser
               A (FGIC Insd) ...............................      5.000       06/01/20         1,058,750
      1,140 West Chester Twp OH Rfdg
               (AMBAC Insd) ................................      5.000       12/01/20         1,218,489
      1,180 Worthington, OH City Sch Dist
               Rfdg (FGIC Insd) ............................      6.000       06/01/10         1,278,648
                                                                                          --------------
                                                                                             160,699,322
                                                                                          --------------
            GUAM  5.1%
        750 Guam Govt Ser A ................................      5.250       11/15/37           706,418
      2,000 Guam Pwr Auth Rev Ser A
               (AMBAC Insd) ................................      5.125       10/01/29         1,999,960
      2,000 Guam Pwr Auth Rev Ser A
               (AMBAC Insd) ................................      5.250       10/01/34         2,005,020
                                                                                          --------------
                                                                                               4,711,398
                                                                                          --------------
            PUERTO RICO  2.0%
      1,500 Puerto Rico Comwlth Hwy &
               Trans Auth Hwy Rev Rfdg Ser Y
               (FSA Insd) ..................................      6.250       07/01/21         1,824,990
                                                                                          --------------

            U.S. VIRGIN ISLANDS  4.2%
      1,000 Virgin Islands Pub Fin Auth Rev
               Gross Rcpt Taxes Ln Nt Ser A ................      6.375       10/01/19         1,074,890

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
      1,000 Virgin Islands Pub Fin Auth Rev
               Gross Rcpt Taxes Ln Nt Ser A
               (ACA Insd) (Prerefunded @
               10/01/10) ...................................      6.125       10/01/29         1,100,770
      1,500 Virgin Islands Pub Fin Auth Rev
               Gross Rcpt Taxes Ln Nt Ser A
               (Prerefunded @ 10/01/10)(d)..................      6.500       10/01/24         1,675,890
                                                                                          --------------
                                                                                               3,851,550
                                                                                          --------------
  TOTAL LONG-TERM INVESTMENTS  184.8%
    (Cost $163,020,893)...............................................................       171,087,260
  TOTAL SHORT-TERM INVESTMENTS  0.9%
    (Cost $870,000)...................................................................           870,000
                                                                                          --------------

  TOTAL INVESTMENTS  185.7%
    (Cost $163,890,893)...............................................................       171,957,260

LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD (32.5%)
    (Cost ($30,055,000))
    $(30,055) Notes with interest rates ranging from 2.26%
              to 4.05% at January 31, 2008 and
              contractual maturities of collateral
              ranging from 2031 to 2046 (e)...........................................       (30,055,000)
                                                                                          --------------

TOTAL NET INVESTMENTS  153.2%
  (Cost $133,835,893).................................................................       141,902,260

OTHER ASSETS IN EXCESS OF LIABILITIES 0.9%............................................           838,247

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)(54.1%) ............................       (50,130,741)
                                                                                          --------------

NET ASSETS APPLICABLE TO COMMON SHARES 100.0% ........................................    $   92,609,766
                                                                                          ==============


Percentages are calculated as a percentage of net assets applicable to common shares.

*   Zero coupon bond
(a) The Trust owns 100% of the outstanding bond issuance.
(b) Underlying security related to Inverse Floaters entered into by the Trust.
(c) Escrowed to Maturity
(d) All or a portion of this security has been physically segregated in connection with open futures contracts.
(e) Floating rate notes. The interest rate shown reflects the rates in effect at January 31, 2008.

ACA - American Capital Access
AMBAC - AMBAC Indemnity Corp.
AMT - Alternative Minimum Tax
CIFG - CDC IXIS Financial Guaranty
FGIC - Financial Guaranty Insurance Co.

FSA - Financial Security Assurance Inc.
GNMA - Government National Mortgage Association
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance Corp.
Radian - Radian Asset Assurance
XLCA - XL Capital Assurance Inc.

FUTURES CONTRACTS OUTSTANDING AS OF JANUARY 31, 2008:


                                                                                            UNREALIZED
                                                                                           APPRECIATION/
                                                                            CONTRACTS      DEPRECIATION
SHORT CONTRACTS:
U.S. Treasury Bond Futures, March 2008 (Current Notional
   Value of $119,313 per contract) ....................................             20    $      (34,820)
                                                                           -----------    --------------

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Van Kampen Ohio Quality Municipal Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 20, 2008

By: /s/ Stuart N. Schuldt
    ---------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: March 20, 2008